Fair Value Measurements (Details) - Schedule of fair value measurement inputs and valuation techniques	12 Months Ended
Dec. 31, 2021 USD ($)
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price on valuation date (in Dollars)	$ 11.64
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Volatility	85.60%
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free rate	0.34%
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield